TRADE RECEIVABLES - Movements in the allowance for current doubtful accounts (Details) - Trade receivables - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
At the beginning of the fiscal year	$ (15,230)	$ (9,863)
Additions - Bad debt expenses	(7,983)	(16,309)
Uses and Currency translation adjustments (includes RECPAM)	13,418	10,942
At the end of the year	(9,795)	(15,230)
Uses	$ 8,250	$ 6,522